Share-Based Compensation (Schedule Of Restricted Shares/Options Activity) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Share-Based Compensation [Abstract]
Beginning outstanding, Number of Restricted Shares/Options	745,965	2,211,360
Forfeitures, Number of Restricted Shares/Options	(635,197)
Exercises of Cerberus Funds shares/options for direct holdings of AerCap shares, Number of Restricted Shares/Options		(1,465,395)
Ending outstanding, Number of Restricted Shares/Options	110,768	745,965